CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Ordinary shares issued in relation to the share awards	24,509,339	59,286,225	112,969,750